Annual Total Returns[BarChart] - Invesco SP SmallCap 600 Pure Growth ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	4.75%	12.64%	43.45%	1.45%	0.90%	20.60%	17.86%	(7.74%)	14.27%	17.58%